Customer Acquisition Payable (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2022
Disclosure Of Customer Acquisition Payables Explanatory Abstract
Consideration amount	$ 59	$ 59
Installments percentage description		The Company intend to settle 50% of the payment obligation of Reachnet under the contract on or before March 31, 2023 and the remaining 50% on or before March 31, 2024.